Related Party Transactions	12 Months Ended
Mar. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions

14. Related Party Transactions

Since April 1, 2012, there has been no related party transaction, except (i) business development fees of $$2,823,000 paid to Woody Fire Consultancy Limited, a major shareholder of the Company and (ii) the amount of $87,774 due LAI Yat Man for funds advanced to the Company, AUL and UAM, which amount has no collateral, due date or maturity date and does not accrue any interest.